UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

INTERMEDIATE MUNICIPAL INDEX ETF
Schedule of Investments
January 31, 2009 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 97.6%
Arizona: 2.2%
$250,000	Arizona State Transportation Board, Series A (RB)
	5.00%, 7/1/20	$268,580
250,000	Arizona Water Infrastructure Finance Authority, Series 2008A (RB)
	5.00%, 10/1/20	282,028
250,000	Phoenix, Arizona Civic Improvement Corp. (RB) (MBIA)
	5.00%, 7/1/22	262,590
		813,198

California: 13.6%
1,000,000	Bay Area Infrastructure Financing Authority (RB) (XLCA)
	5.00%, 8/1/17	1,052,500
500,000	Bay Area Infrastructure Financing Authority (RB) (MBIA)
	5.00%, 8/1/17	531,525
250,000	California State (GO)
	5.00%, 11/1/15	272,805
500,000	California State Public Works Board, Series A (RB)
	5.50%, 6/1/20	510,820
1,000,000	California State Public Works Board, Series K (RB)
	5.00%, 11/1/24	914,490
250,000	La Quinta, California Financing Authority, Series A (TA) (AMBAC)
	5.25%, 9/1/24	252,755
250,000	Los Angeles, California Convention & Exhibition Center Authority, Series A (RB)
	5.125%, 8/15/22	263,585
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC)
	5.00%, 7/1/20	272,728
250,000	Los Angeles Unified School District, Series B (GO) (FGIC)
	4.75%, 7/1/20	259,798
500,000	Los Angeles Unified School District, Series E (GO) (AMBAC)
	5.00%, 7/1/24	500,790
250,000	San Jose, California Redevelopment Agency, Series D (TA) (AMBAC)
	5.00%, 8/1/19	249,192
		5,080,988

Conneticut: 4.5%
250,000	Bridgeport, Connecticut Crossover, Series C (GO) (MBIA)
	5.50%, 8/15/19	264,118
250,000	Connecticut State, Series B (GO)
	5.00%, 5/1/15	292,197
1,000,000	Connecticut State, Series E (GO)
	5.00%, 12/15/20	1,110,280
		1,666,595

District of Columbia: 0.6%
250,000	Washington D.C. Convention Center Authority,
	Senior Lien, Series A (RB)(AMBAC)
	4.50%, 10/1/23	213,275

Florida: 7.0%
250,000	Florida State Board of Education, Capital Outlay 2006, Series A (GO)
	5.00%, 6/1/15	287,608
500,000	Florida State Department of Environmental Protection, Series B (RB)(MBIA)
	5.00, 7/1/22	508,960
225,000	Florida State Department of Environmental Protection (RB) (AGO)
	5.00, 7/1/22	238,682
250,000	Miami-Dade County, Florida Educational Facilities Series B (RB) (AMBAC)
	5.25%, 4/1/22	262,610
500,000	Miami-Dade County, Florida School Board Series A (CP) (AMBAC)
	5.00%, 8/1/19	524,260
500,000	Miami-Dade County, Florida School Board Series B (CP) (AGO)
	5.25%, 5/1/21	520,005
250,000	Orange County, Florida Tourist Development Refunding (RB)(AMBAC)
	5.00%, 10/1/20	263,428
		2,605,553

Georgia: 0.7%
250,000	Douglas County School District, Georgia (GO) (FSA)
	5.00%, 4/1/23	262,975

Hawaii: 1.4%
500,000	Hawaii State Series DD (GO)(MBIA)
	5.00%, 5/1/21	531,665

Illinois: 4.2%
250,000	Chicago O'Hare International Airport, 3rd Lien, Series A (RB)(AMBAC)
	5.00%, 1/1/20	255,258
250,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (MBIA)
	5.25%, 1/1/16	270,100
500,000	Chicago O'Hare International Airport Series B (RB) (FSA)
	5.00%, 1/1/20	520,175
250,000	Chicago, Illinois Transportation Authority,
	Section 4309 (RB)(AGO)
	5.00%, 6/1/16	276,415
250,000	Chicago, Illinois Transportation Authority,
	Section 5307-A (RB)(AGO)
	5.25%, 6/1/23	256,092
		1,578,040

Indiana: 2.8%
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (FGIC)
	4.50%, 12/1/23	750,938
250,000	Indiana Transportation Finance Authority, Series A (RB) (FGIC)
	5.25%, 6/1/29	294,437
		1,045,375

Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission (RB) (MBIA)
	5.00%, 8/1/18	286,145

Luoisiana: 0.7%
250,000	State of Louisiana, Series B (GO) (CIFG)
	5.00%, 7/15/17	278,377

Maryland: 0.7%
250,000	Maryland State Department of Transportation Second Issue (RB)
	5.00%, 9/1/22	270,753

Massachusetts: 4.0%
1,000,000	Massachusetts State Health & Education Facility, Lahey Clinic, Series C (RB) (FGIC)
	5.00%, 7/15/17	933,170
250,000	Massachusetts State Special Obligation (RB) (FGIC)
	5.25%, 1/1/27	285,413
250,000	Massachusetts State Water Pollution Abatement, Series A (RB)
	5.25%, 8/1/15	295,062
		1,513,645

Michigan: 4.4%
245,000	Dearborn, Michigan School District (GO)(MBIA)
	5.00%, 5/1/17	280,148
250,000	Detroit City School District, Series A (GO) (FSA)
	5.00%, 5/1/23	247,470
250,000	Michigan Municipal Bond Authority (RB)
	5.00%, 10/1/15	291,275
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC)
	4.52%, 10/15/18 (A)	157,377
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC)
	4.61%, 10/15/19 (A)	143,535
500,000	Michigan State Strategic Fund Limited Series A (RB) (AGO)
	5.25%, 10/15/21	543,095
		1,662,900

Missouri: 2.0%
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB)(MBIA)
	5.00%, 4/15/18	283,890
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (MBIA)
	5.00%, 1/1/24	469,530
		753,420

Nebraska: 3.1%
1,000,000	University of Nebraska Facilities Corp., Deferred Maintenance (RB) (AMBAC)
	5.00%, 7/15/17	1,148,390

Nevada: 1.4%
250,000	Clark County School District, Series A (GO)
	5.00%, 6/15/17	280,445
250,000	Clark County School District, Series B (GO)
	5.00%, 6/15/24	250,162
		530,607

New Jersey: 3.5%
500,000	Casino Reinvestment Development Authority, Series A (RB) (MBIA)
	5.25%, 6/1/17	523,775
250,000	New Jersey Transportation Trust Fund Authority, Series B (RB) (MBIA)
	5.50%, 12/15/19	288,010
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB)(FSA)
	4.25%, 12/15/22	246,128
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (MBIA)
	5.75%, 6/15/25	265,578
New Jersey: 3.5%
500,000	Casino Reinvestment Development Authority, Series A (RB) (MBIA)
	5.25%, 6/1/17	523,775
250,000	New Jersey Transportation Trust Fund Authority, Series B (RB) (MBIA)
	5.50%, 12/15/19	288,010
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FSA)
	4.25%, 12/15/22	246,128
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB)(MBIA)
	5.75%, 6/15/25	265,578
		1,323,491

New Mexico: 0.7%
250,000	New Mexico Finance Authority, Series A (RB) (MBIA)
	5.25%, 6/15/19	278,455

New York: 14.4%
250,000	Liberty New York Development Corp., Goldman Sachs Headquarters (RB)
	5.00%, 10/1/15	255,953
400,000	Long Island Power Authority, Series A (RB) (FGIC)
	5.00%, 12/1/23	398,728
250,000	New York City, Series C (GO)
	5.00%, 8/1/24	249,732
250,000	New York City, Series D-1 (GO)
	5.125%, 12/1/22	257,768
500,000	New York City, Series E (GO) (FSA)
	5.50%, 11/1/18	533,850
250,000	New York City, Series I-1 (GO)
	5.00%, 4/1/29	267,342
250,000	New York City, Sub Series F-1 (GO)(XLCA)
	5.00%, 9/1/22	254,333
1,000,000	New York City, Sub Series L-1 (GO)
	5.00%, 4/1/23	1,012,400
1,000,000	New York City Transitional Finance, Series S-1 (RB) (FGIC)
	5.00%, 7/15/19	1,076,650
500,000	New York State Dormitory Authority, State Personnel Series A (RB)
	5.00%, 3/15/21	542,225
250,000	New York State Thruway Authority, Second Series B (RB)(MBIA)
	5.00%, 4/1/17	274,425
250,000	New York State Thruway Authority, Second Series B (RB) (AMBAC)
	5.00%, 4/1/18	269,012
		5,392,418

North Carolina: 0.8%
250,000	North Carolina State Highway (GO)
	5.00%, 5/1/14	289,701

Ohio: 1.4%
500,000	Ohio State Water Development Authority Pollution Control (RB)
	4.50%, 12/1/20	527,255

Oklahoma: 0.7%
250,000	Grand River Dam Authority, Series A (RB)(BHAC)
	5.00%, 6/1/22	274,180

Oregon: 1.9%
675,000	Portland, Oregon Sewer System, Series B (RB) (FSA)
	5.00%, 6/15/23	714,271

Pennsylvania: 2.8%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (FSA)
	5.00%, 1/1/19	515,200
500,000	Pennsylvania State, Second Series (GO)
	5.00%, 1/1/22	531,765
		1,046,965

Puerto Rico: 3.5%
1,000,000	Puerto Rico Commonwealth, Series A (RB) (AGO)
	5.00%, 7/1/15	1,041,650
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (FSA)
	5.00%, 8/1/22	250,410
		1,292,060

South Carolina: 2.0%
250,000	Greenville County, South Carolina School District (RB)(AGO)
	5.00%, 12/1/25	252,562
500,000	South Carolina Transportation Infrastructure, Series A (RB) (AMBAC)
	5.25%, 10/1/23	514,745
		767,307

Texas: 4.0%
250,000	Houston, Texas Utility System First Lien, Series A (RB)(MBIA)
	5.25%, 5/15/18	281,445
250,000	Leander Independent School District (GO) (PSF-GTD)
	4.85%, 8/15/23 (A)	121,980
500,000	North East Independent School District (GO) (PSF-GTD)
	5.00%, 2/1/20	544,125
250,000	Texas Transportation Commission State Highway, First Tier (RB)
	5.00%, 4/1/22	267,423
250,000	University of Texas, Series A (RB)
	5.25%, 8/15/18	298,152
		1,513,125

Utah: 0.4%
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB)(MBIA)
	5.54%, 6/15/21 (A)	133,162

Washington: 4.4%
250,000	King County School District No. 411, Issaquah (GO) (FSA) (SBG)
	5.00% 12/1/19	279,548
500,000	Pierce County, Washington School District, Series A (GO) (FSA) (SBG)
	5.00%, 12/1/17	570,555
250,000	Port Tacoma, Washington, Series A (RB) (AMBAC)
	5.25%, 12/1/21	269,990
500,000	Washington State Motor Vehicle Fuel Tax Series B (GO)(FSA)
	5.00%, 7/1/21	542,780
		1,662,873

Wisconsin: 0.7%
250,000	State of Wisconsin, Series 2 (GO)
	5.00%, 5/1/14	263,410
Total Municipal Bonds: 95.3%
(Cost: $35,207,503)		35,720,574

Number
of Shares
MONEY MARKET FUND: 3.7%
(Cost: $1,373,847)
1,373,847	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,373,847

Total Investments: 99.0%
(Cost: $36,581,350)		37,094,421
Other assets less liabilities: 1.0%		372,940
NET ASSETS: 100.0%		$ 37,467,361

	% of
Summary of Investments By Sector	Investments	Value
Civic Convention Center	1.3%	$476,860
Education	31.1	11,537,778
Industrial Revenue Bond	2.8	1,043,156
Lease	3.6	1,350,632
Leisure Facilities	2.5	914,490
Pollution Control	0.7	238,682
Power Plant	4.6	1,696,611
Public Improvement	17.9	6,650,137
Special Tax	5.4	2,003,397
Transportation	19.3	7,172,940
Water & Sewerage	7.1	2,635,891
Money Market	3.7	1,373,847
	100.0%	$37,094,421

The aggregate cost of investments owned for Federal income tax purposes is $36,581,350 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$976,813
Gross Unrealized Depreciation		(463,742)
Net Unrealized Depreciation		$513,071

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
AGO - Assured Guaranty Ltd.
AMBAC - American Municipal Bond Assurance Corporation
BHAC - Berkshire Hathaway Assurance Corporation
CIFG - CDC Ixis Financial Guaranty
CP - Certificate Participation
CXCLA - Syncora Guarantee Inc.
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance Inc.
GO - General Obligation
MBIA - Municipal Bond Insurance Association
PSF-GTD - Permanent School Fund - Guaranteed
RB - Revenue Bond
SBG - School Board Guaranteed
TA - Tax Allocation

See Note to Schedules of Investments

LONG MUNICIPAL INDEX ETF
Schedule of Investments
January 31, 2009 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 97.9%
Arizona: 1.6%
$250,000	Mesa, Arizona Utility System, Second Series (RB) (FGIC)
	4.50%, 7/1/28	$231,180
250,000	Salt Verde Financial Corp. (RB)
	5.00%, 12/1/32	165,287
		396,467

California: 24.2%
250,000	Alameda, California Corridor Transportation Authority, Series A (RB)(AMBAC)
	6.30% , 10/1/30 (A)	46,107
1,000,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB)(MBIA)
	4.50%, 10/1/32	840,420
1,000,000	Anaheim, California Public Financing Authority, Lease Revenue, Project A-1 (RB) (FGIC)
	5.00%, 9/1/34	880,730
250,000	Bay Area Toll Authority, Series F (RB)
	5.00%, 4/1/31	241,220
500,000	California Health Facilities Financing Authority (RB)
	5.00%, 4/1/37	398,840
250,000	California State (GO)
	4.875%, 12/1/33	217,913
250,000	California State Public Works Board (RB)
	5.00%, 11/1/29	242,137
1,000,000	California Statewide Community Development Authority - Children's Hospital L.A. (RB)
	5.00%, 8/15/47	602,770
500,000	California Statewide Community Development Authority - Health Facilities (RB)
	5.00%, 3/1/30	399,735
300,000	Chabot-Los Positas, California Community College (GO) (AMBAC)
	5.00%, 8/1/29	295,835
500,000	Desert Community College District, Election of 2004, Series C (GO)(FSA)
	5.00%, 8/1/37	475,954
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO)(MBIA)
	5.00%, 8/1/32	241,289
250,000	Los Angeles, California University School District, Series A (GO)(MBIA)
	4.50%, 1/1/28	217,840
250,000	Los Angeles, California University School District, Series E (GO) (AMBAC)
	5.00%, 7/1/30	230,152
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB)(MBIA)
	5.00%, 2/1/28	238,577
270,000	San Mateo County, California Transportation, Series A (RB) (MBIA)
	4.75%, 6/1/34	233,369
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (MBIA)
	5.00%, 6/1/37	234,525
250,000	Stockton, California Public Financing Authority, Series A (RB) (R)
	5.25%, 9/1/31	193,237
		6,230,650

Colorado: 0.8%
250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (MBIA)
	5.00%, 2/1/31	212,955

Connecticut: 0.9%
250,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I (RB) (MBIA)
	4.375%, 7/1/28	218,763

Florida: 12.1%
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue, Series 2008 (RB)
	5.00%, 10/1/30	243,848
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO)(AGO)
	5.00%, 7/1/38	236,740
1,000,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC)
	5.00%, 7/1/31	933,990
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC)
	5.00%, 7/1/39	227,752
250,000	Miami-Dade County, Florida School Board, Series A (CP)(MBIA)
	5.00%, 5/1/32	223,310
250,000	Palm Beach County, Florida Public Improvement (RB)
	5.00%, 5/1/33	240,470
250,000	University of Central Florida Convocation Corp., Series A (CP)(MBIA)
	5.00%, 10/1/35	168,592
250,000	University of Northern Florida Financing Corp. (RB) (FGIC)
	5.00%, 11/1/32	231,757
750,000	Volusia County, Florida Educational Facility Authority (RB) (R)
	5.00%, 10/15/25	596,040
		3,102,499

Georgia: 1.8%
500,000	Atlanta, Georgia Water & Wastewater System (RB) (FSA)
	5.00%, 11/1/43	459,455

Indiana: 0.9%
250,000	Carmel Industrial Redevelopment Authority (RB)
	5.00%, 2/1/29	243,830

Kansas: 0.7%
250,000	Burlington, Kansas Pollution Control, Project A (RB) (MBIA)
	5.30%, 6/1/31	187,885

Louisiana: 0.9%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC)
	5.375%, 6/1/32	232,803

Maryland: 2.0%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB)
	5.25%, 7/1/38	508,140

Massachusetts: 1.8%
500,000	Massachusetts State College Building Authority, Series A (RB) (AMBAC)
	5.00%, 5/1/41	457,005

Michigan: 1.6%
250,000	Michigan State Building Authority (RB) (FGIC)
	5.15%, 10/15/28 (A)	66,122
225,000	Michigan State Building Authority, Series I (RB)(AMBAC)
	5.00%, 10/15/33	183,046
250,000	Michigan State Hospital Financing Authority, Henry Ford Health System, Series A (RB)
	5.25%, 11/15/46	171,150
		420,318

Missouri: 0.9%
250,000	Missouri State Health & Educational Facilities, Series A (RB)
	5.00%, 6/1/36	225,560

Nebraska: 1.7%
250,000	Nebraska Public Power District, Series C (RB) (FGIC)
	5.00%, 1/1/41	226,018
250,000	Omaha Convention Hotel Corp. (RB) (AMBAC)
	5.00%, 2/1/35	218,430
		444,448

Nevada: 2.7%
500,000	Clark County, Nevada School District, Series B (GO)
	5.00%, 6/15/26	486,395
250,000	North Las Vegas, Nevada (GO) (MBIA)
	4.50%, 10/1/36	204,620
		691,015

New Jersey: 6.7%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC)
	5.00%, 9/1/37	453,445
1,000,000	New Jersey Tobacco Settlement Financing Corp., Series 1A (RB)
	5.00%, 6/1/29	644,370
250,000	New Jersey Tobacco Settlement Financing Corp., Series 1A (RB)
	5.00%, 06/01/41	134,008
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)(AGO)
	5.50%, 12/15/38	501,475
		1,733,298

New York: 13.5%
250,000	New York Convention Center Development (RB) (AMBAC)
	5.00%, 11/15/35	223,066
250,000	New York City Industrial Development Agency - Yankee Stadium (RB) (MBIA)
	5.00%, 3/1/36	195,400
250,000	New York City Municipal Water Finance Authority, Series DD (RB)
	5.00%, 6/15/39	235,492
1,000,000	New York City Refunding - Fiscal 2007, Series A (GO)
	5.00%, 8/1/31	915,220
250,000	New York City Refunding, Series G (GO)
	5.00%, 12/1/33	225,355
250,000	New York City Transitional Finance Authority, Series E (RB)
	5.00%, 2/1/33	240,210
250,000	New York State Environmental Facilities Corp., Series A (RB)
	4.75%, 6/15/26	249,692
500,000	New York State Dormitory Authority, Series D (RB)
	5.00%, 3/15/31	489,495
250,000	New York State Dormitory Authority, FIT Student Housing Corp., Series 2007 (RB)(MBIA)
	5.25%, 7/1/29	210,452
500,000	New York State Urban Development Corp. (RB)(MBIA)
	5.25%, 3/15/34	494,470
		3,478,852

Oregon: 1.0%
250,000	Portland, Oregon International Airport Series 19 (RB)
	5.25%, 7/1/26	259,962

Pennsylvania: 0.8%
250,000	Pennsylvania State Higher Education (RB) (MBIA)
	4.50%, 4/1/36	207,230

Puerto Rico: 0.9%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A (RB)(AMBAC)
	6.931%, 2/15/41(A)	17,650
250,000	Puerto Rico Electric Power Authority, Series VV (RB)(MBIA)
	5.25%, 7/1/29	213,172
		230,822

Tennessee: 0.6%
250,000	Sumner County, Tennessee Health Educational & Housing Facilities Board (RB)
	5.50%, 11/1/37	151,038

Texas: 15.7%
250,000	Alamo, Texas Community College District (GO) (FGIC)
	4.50%, 8/15/33	212,495
250,000	Clear Creek, Texas Independent School District, Series A (GO) (PSF-GTD)
	4.375%, 2/15/26	239,133
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB)
	5.25%, 12/1/43	247,220
250,000	Denton, Texas Independent School District, School Building (GO)(PSF-GTD)
	5.00%, 8/15/27	255,040
250,000	El Paso County, Texas Hospital District, Series A (GO)(AGO)
	5.00%, 8/15/28	243,908
500,000	El Paso, Texas Independent School District, School Building (GO)(PSF-GTD)
	5.00%, 8/15/29	505,875
250,000	Fort Bend, Texas Independent School District, Series 2008 (GO)(PSF-GTD)
	5.00%, 8/15/27	255,512
500,000	Harris County, Texas Toll Road-Senior Lien, Series A (RB)(MBIA)
	5.00%, 8/15/29	488,080
500,000	Houston, Texas Public Improvement Refunding, Series A (GO)
	5.375%, 3/1/38	501,935
500,000	North Texas Thruway Authority (RB) (AGO)
	6.69, 1/1/36 (A)	83,135
500,000	Port Arthur, Texas Independent School District, School Building, Series 2008 (GO)(AGO)
	5.25%, 2/15/28	505,365
250,000	Prosper, Texas Independent School District, School Building, Series 2008 (GO)(PSF-GTD)
	5.00%, 2/15/41	243,377
250,000	Tarrant Regional Water District (RB) (FGIC)
	5.00%, 3/1/27	244,462
		4,025,537

Virginia: 1.2%
250,000	Harrisonburg, Virginia Industrial Development Authority (RB) (AMBAC)
	4.50%, 8/15/36	167,633
195,000	Virginia College Building Authority, Regent University (RB)
	5.00%, 6/1/36	134,285
		301,918

Washington: 2.9%
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB)(MBIA)
	5.00%, 2/1/29	250,980
500,000	Seattle, Washington Water System Improvement & Refunding (RB)
	5.00%, 2/1/28	504,685
		755,665
Total Municipal Bonds
(Cost: $27,005,977)		25,176,114

MONEY MARKET FUND: 0.5%
(Cost: $122,071)
122,071	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	122,071

Total Investments: 98.4%
(Cost: $27,128,048)		25,298,185
Other assets less liabilities: 1.6%		419,109
NET ASSETS: 100.0%		$25,717,294

	% of
Summary of Investments By Sector	Investments	Value
Civic Convention Center	1.0%	$223,066
Education	30.0	7,609,331
Electric	3.3	835,657
Hospital	10.2	2,573,588
Industrial Revenue Bond	3.1	778,378
Pollution Control	13.4	3,382,513
Lease	1.7	437,577
Public Improvement	10.3	2,609,283
Special Tax	4.4	1,130,740
Stadium Sports Complex	0.8	195,400
Transportation	13.8	3,500,887
Water & Sewerage	7.5	1,899,694
Money Market Fund	0.5	122,071
	100.0%	$25,298,185

The aggregate cost of investments owned for Federal income tax purposes is $27,126,797 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$376,122
Gross Unrealized Depreciation		(2,204,734)
Net Unrealized Depreciation		$(1,828,612)

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
AGO - Assured Guaranty Ltd.
AMBAC - American Municipal Bond Assurance Corporation
CP - Certificate Participation
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance Inc.
GO - General Obligation
MBIA - Municipal Bond Insurance Association
PSF-GTD - Permanent School Fund - Guaranteed
RB - Revenue Bond
R - Radian Insurance, Inc.

 See Note to Schedules of Investments

SHORT MUNICIPAL INDEX ETF
Schedule of Investments
January 31, 2009 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.2%
Arizona: 4.5%
525,000	Phoenix, Arizona Civic Improvement Corp. (RB) (AMBAC)
	5.00, 7/1/11	$566,349

California: 7.7%
250,000	Alameda, California Corridor Transportation Authority
	Sub Lien, Series A (RB)(AMBAC)
	5.43%, 10/1/13	202,084
250,000	California State Economic Recovery, Series A (GO)
	3.00%, 1/1/10	252,803
250,000	California State Economic Recovery, Series A (GO)
	5.00%, 1/1/11	261,905
250,000	California State Economic Recovery, Series A (GO)
	5.00%, 7/1/11	264,635
		981,427

Colorado: 1.0%
125,000	Colorado State Department of Corrections (CP) (AMBAC)
	5.00%, 3/1/11	133,163

District Of Columbia: 1.1%
125,000	Washington, D.C., Metropolitan Area Transportation Authority (RB) (MBIA)
	5.00%, 1/1/12	134,694

Florida: 4.0%
250,000	Citizens Property Insurance Corp., High Risk Account,
	Senior Secured Refunding, Series A (RB)(MBIA)
	5.00%, 3/1/10	254,048
250,000	Hillsborough County, Florida Industrial Development (RB) (AMBAC)
	5.00%, 3/15/12 (B)	250,843
		504,891

Illinois: 3.2%
125,000	Chicago, Illinois Board of Education, Series A (GO) (MBIA)
	5.25%, 12/1/13	141,859
125,000	Chicago, Illinois O'Hare International Airport, Series A (RB) (FSA)
	5.00%, 1/1/14	135,734
125,000	Chicago, Illinois Transportation Authority, Section 5307-B (RB) (AMBAC)
	5.00%, 6/1/11	131,144
		408,737

Kentucky: 0.9%
100,000	Kentucky State Property & Buildings Commission (RB) (FGIC)
	5.00%, 11/1/11	108,660

Louisiana: 2.3%
300,000	Louisiana State Citizen's Property Insurance Corp., Series B (RB) (AMBAC)
	5.25%, 6/1/14	298,875

Massachusetts: 6.7%
250,000	Massachusetts State Special Obligation Dedicated Tax (RB) (FGIC)
	5.25%, 1/1/14 (B)	285,413
500,000	Massachusetts State Special Obligation Dedicated Tax (RB) (FGIC)
	5.25%, 1/1/14 (B)	570,825
		856,238

Michigan: 6.4%
125,000	Detroit, Michigan, Water Supply System, Series D (RB) (FSA)
	5.00%, 7/1/13	134,020
250,000	Michigan Municipal Bond Authority, School District, City of Detroit (RB) (FSA)
	5.00%, 6/1/13	278,940
125,000	Michigan State Building Authority, Series I (RB) (FSA)
	5.25%, 10/15/12	133,773
250,000	Michigan State Building Authority, Series I (RB) (FSA)
	5.25%, 10/15/13	269,685
		816,418

New Jersey: 2.0%
250,000	New Jersey State Turnpike Authority, Series A (RB) (AMBAC)
	3.15%, 1/1/10 (B)	253,772
		253,772

New York: 20.1%
500,000	Erie City, New York, Industrial Development Agency (RB) (FSA)
	5.00%, 5/1/12	538,670
125,000	Long Island Power Authority Electric System, Series 2006F (RB) (MBIA)
	5.00%, 5/1/11	132,385
250,000	Metropolitan Transit Authority, Series A (RB)
	4.00%, 11/15/09	255,775
250,000	Metropolitan Transit Authority, Series A (RB)
	5.00%, 11/15/13 (B)	266,817
125,000	New York City, Series I (GO)
	5.00%, 8/1/13	137,808
250,000	New York City Industrial Development Agency, Civic Facility (RB) (FSA)
	5.00%, 11/15/11	264,398
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (MBIA)
	5.00%, 3/1/14	255,566
500,000	New York City Transitional Financing Authority, Sub Series A-1 (RB)
	5.00%, 8/1/13	564,820
125,000	New York State Thruway Authority, 2nd Generation
	Highway & Bridges, Series A (RB)
	5.00%, 4/1/13	138,728
		2,554,967

Puerto Rico: 1.6%
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (MBIA)
	5.00%, 7/1/14	197,662

Tennessee: 2.2%
250,000	Memphis, Tennessee Electric System, Sub Series A (RB) (MBIA)
	5.00%, 12/1/12	279,435

Texas: 13.6%
250,000	Dallas, Texas (GO)
	5.00%, 2/15/10	260,913
125,000	Lewisville, Texas Independent School District (GO) (FGIC)
	4.00%, 8/15/10	128,826
250,000	North East Independent School District (GO) (PSF-GTD)
	5.00%, 8/1/14 (B)	293,225
325,000	North Texas Thruway Authority, Series G (RB)
	5.00%, 1/1/10 (B)	329,108
125,000	Texas State Transportation Commission, First Tier (RB)
	4.00%, 4/1/13	136,546
500,000	University of Texas Revenue Financing System, Series D (RB)
	5.00%, 8/15/14 (B)	577,030
		1,725,648

Virginia: 10.1%
125,000	Loudoun County, Virginia, Series B (GO) (SAW)
	5.00%, 12/1/13	144,971
500,000	Virginia College Building Authority (RB)
	5.00%, 9/1/13	572,560
500,000	Virginia Commonwealth Transportation Board, Federal Highway (RB)
	5.00%, 10/1/13	572,379
		1,289,910

West Virginia: 4.4%
500,000	West Virginia State School Building (RB) (MBIA)
	5.25%, 1/1/13	564,810

Wisconsin: 6.4%
500,000	Milwaukee, Wisconsin, Promissory Note, Series N-1 (GO) (AMBAC)
	5.00%, 2/15/11	535,490
250,000	Wisconsin State Series I (GO) (MBIA)
	5.00%, 5/1/13	282,523
		818,013

Total Municipal Bonds: 98.2%
(Cost: $12,178,622)		12,493,669
Number
of Shares
MONEY MARKET FUND: 0.8%
(Cost: $104,736)
104,736		104,736

Total Investments: 99.0%
(Cost: $12,283,358)		12,598,405
Other assets less liabilities: 1.0%		125,231
NET ASSETS: 100.0%		$12,723,636

	% of
Summary of Investments By Sector	Investments	Value
Civic Convention Center	2.1%	$264,398
Education	24.6	3,095,920
Electric	3.8	477,097
Government Public Building	2.1	269,685
Lease	3.0	375,596
Pollution Control	2.0	250,843
Power Plant	1.0	132,385
Public Improvement	24.2	3,049,028
Special Tax	8.5	1,066,001
Stadium Sports Complex	2.0	255,566
Transportation	24.8	3,123,130
Water & Sewerage	1.1	134,020
Money Market Fund	0.8	104,736
	100.0%	$12,598,405

The aggregate cost of investments owned for Federal income tax purposes is $12,283,358 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation		$353,306
Gross Unrealized Depreciation		(38,259)
Net Unrealized Depreciation		$315,047

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
(B) Callable Security - the maturity date shown is when the security will be redeemed by the issuer
AMBAC - American Municipal Bond Assurance Corporation
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance Inc.
GO - General Obligation
MBIA - Municipal Bond Insurance Association
PSF-GTD - Permanent School Fund - Guaranteed
RB - Revenue Bond
CIFG - CDC Ixis Financial Guaranty
SAW - State Aid Withholding
SBG - School Board Guaranteed
CP - Certificate Participant

 See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments January 31, 2009 (unaudited)

Security Valuation—Each Fund’s portfolio securities (except for short- term debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its own evaluations in determining what the service believes is the fair value of the portfolio securities. Each Fund believes that timely and reliable market quotations are generally not readily available to each Fund to value tax- exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities. U.S. municipal securities may be valued as of the announced closing time for trading in municipal instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) recommends an early closing time. Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value (“NAV”) is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s benchmark index. This may adversely affect a Fund’s ability to track its benchmark index.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157) - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of May 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of January 31, 2009, is as follows:

Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
Intermediate Municipal ETF	$1,373,847	$35,720,574	None	$37,094,421
Long Municipal ETF	122,071	25,176,114	None	25,298,185
Short Municipal ETF	104,736	12,493,669	None	12,598,405

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Jan F. Van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: March 31, 2009

By  Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: March 31, 2009